Submission	Nov. 05, 2026
Submission [Line Items]
Central Index Key	0000849395
Registrant Name	CRH PUBLIC LTD CO
Registration File Number	333-279349
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES